STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating expenses:
Research and development expenses	$ (4,422)	$ (2,860)	$ (354)
General and administrative expenses	(4,447)	(4,348)	(1,317)
Operating loss	(8,869)	(7,208)	(1,671)
Interest expenses	0	0	(987)
Other financial income (expenses), net	86	(32)	(1,175)
Loss before taxes	(8,783)	(7,240)	(3,833)
Tax expenses	(9)	(6)	(220)
Net loss and comprehensive loss	$ (8,792)	$ (7,246)	$ (4,053)
Basic and diluted net loss per share basic (in dollars per share)	$ (0.82)	$ (0.74)	$ (1.25)
Basic and diluted net loss per share diluted (in dollars per share)	$ (0.82)	$ (0.74)	$ (1.25)
Shares of ordinary share and restricted shares used in computing basic net loss per share	10,661,170	9,812,234	3,243,943
Shares of ordinary share and restricted shares used in computing diluted net loss per share	10,661,170	9,812,234	3,243,943